Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of debt instruments

Debt instruments comprise the following at December 31:

2017
US$'000
Unsecured notes carried at amortised cost
Principal amount	350,000
Unamortised issuance costs	(10,668)
Accrued coupon interest	10,938
Total	350,270

Amount due for settlement within 12 months	10,938
Amount due for settlement after 12 months	339,332
Total	350,270